Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2019
Basis of Presentation and General Information
Basis of Presentation and General Information:

1.Basis of Presentation and General Information:

The accompanying unaudited interim condensed consolidated financial statements include the accounts of DryShips Inc. and its subsidiaries (collectively, the “Company” or “DryShips”). DryShips was formed on September 9, 2004 under the laws of the Republic of the Marshall Islands. The Company is a diversified owner and operator of ocean going cargo vessels.

In August 2017, the Company acquired all the outstanding shares of an entity that holds a 49.0% interest in Heidmar Holdings LLC (“Heidmar LLC”), a leading commercial tanker pool operator (Note 4). As of August 29, 2017, Heidmar LLC was considered an affiliated entity of the Company (Notes 4, 9). On June 7, 2019, the Company acquired 100% of the issued and outstanding shares of Heidmar Inc. (“Heidmar”). Prior to that transaction, the Company indirectly owned approximately 49.8% of Heidmar through its affiliate Heidmar LLC (Notes 4, 9), the parent of Heidmar at that time. From June 7, 2019, Heidmar is considered a controlled subsidiary of the Company.

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) required for interim financial statements. These statements and the accompanying notes should be read in conjunction with the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2018, filed with the SEC on March 1, 2019.

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and include the accounts and operating results of DryShips, its wholly-owned subsidiaries and its affiliates.

In the opinion of management, these unaudited interim condensed consolidated financial statements reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2019 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2019.

Adoption of new revenue and lease guidance

On January 1, 2018, the Company adopted ASU 2014-09, “Revenue from Contracts with Customers” (ASC 606), as amended, and elected to apply the modified retrospective method only to contracts that were not completed at January 1, 2018, the date of initial application. Under the new guidance, the Company changed its recognition method of revenue for voyage charters from the discharge-to-discharge method to the loading-to-discharge method. In addition, under the new guidance, the Company began to recognize an asset for contract fulfillment costs.

The Company elected to early adopt ASU No. 2016-02, “Leases” (ASC 842), as amended, in the fourth quarter of 2018 with adoption reflected as of January 1, 2018, the beginning of the annual period in accordance with ASC 250, using the modified retrospective method, and elected to apply the additional and optional transition method to existing leases at the beginning of the period of adoption of January 1, 2018. Under the new guidance, the Company elected certain practical expedients which allowed the Company’s existing lease arrangements, in which it was a lessor, classified as operating leases under ASC 840 to continue to be classified as operating leases under ASC 842. The Company did not have any lease arrangements in which it was a lessee at the adoption date. In addition, the Company made an accounting policy election to recognize an asset for contract fulfillment costs.

The cumulative effect of initially applying the new revenue recognition and lease guidance to the consolidated financial statements on January 1, 2018 was as follows:

Consolidated Balance Sheets	December 31, 2017	Cumulative effect from adopting ASC 606	Cumulative effect from adopting ASC 842	January 1, 2018
Assets
Trade accounts receivable, net of allowance for doubtful receivables	$14,526	$(1,350)	$-	$13,176
Other current assets (includes deferred contract costs)	$12,279	$235	$185	$12,699

Liabilities
Accrued liabilities	$4,758	$(87)	$-	$4,671
Deferred Revenue	$865	$-	$868	$1,733

Stockholders’ Equity
Accumulated deficit	$(3,360,090)	$(1,028)	$(683)	$(3,361,801)